Note 10 - Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	Gross carrying amount	Accumulated amortization	Net

Customer lists and relationships	$192,169	$70,764	$121,405
Franchise rights	42,733	16,753	25,980
Trademarks and trade names:
Indefinite life	24,178	-	24,178
Finite life	25,294	12,020	13,274
Management contracts and other	28,833	16,044	12,789
Brokerage backlog	2,742	2,679	63
	$315,949	$118,260	$197,689
	Gross carrying amount	Accumulated amortization	Net

Customer lists and relationships	$168,966	$58,054	$110,912
Franchise rights	36,754	15,762	20,992
Trademarks and trade names:
Indefinite life	24,720	-	24,720
Finite life	32,753	18,540	14,213
Management contracts and other	22,853	16,520	6,333
Brokerage backlog	2,452	2,443	9
	$288,498	$111,319	$177,179

Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
	Amount	Estimated weighted average amortization period (years)

Customer lists and relationships	$43,792	10.9
Franchise rights	7,800	17.6
Trademarks and trade names - indefinite life	303	-
Trademarks and trade names - finite life	1,790	4.1
Brokerage backlog	1,195	0.5
Other	920	5.7
	$55,800	11.3

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
2015	$24,047
2016	22,779
2017	20,818
2018	19,350
2019	17,436